PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2020
Cost:
Computers and peripheral equipment	$66.8	$61.3
Office furniture and equipment	7.4	8.4
Building	78.5	78.9
Leasehold improvements	28.5	26.4

	181.2	175.0
Accumulated depreciation	97.8	86.9

Property and equipment, net	$83.4	$88.1